SHARE-BASED COMPENSATION - Outstanding and exercisable (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Options outstanding at the end of the period
Number of Shares | shares	1,142,212
Exercise Price per Share (in dollars per share) | $ / shares	$ 0.67
Remaining Contractual Life	9 years 8 months 16 days
Options exercisable as of the end of the period
Number of Shares | shares	36,978
Exercise Price per Share (in dollars per share) | $ / shares	$ 1.71
Remaining Contractual Life	8 years 18 days
Exercise price one
Options outstanding at the end of the period
Number of Shares | shares	89,062
Exercise Price per Share (in dollars per share) | $ / shares	$ 1.71
Remaining Contractual Life	8 years 18 days
Options exercisable as of the end of the period
Number of Shares | shares	36,978
Exercise Price per Share (in dollars per share) | $ / shares	$ 1.71
Remaining Contractual Life	8 years 18 days
Exercise price two
Options outstanding at the end of the period
Number of Shares | shares	1,053,150
Exercise Price per Share (in dollars per share) | $ / shares	$ 0.58
Remaining Contractual Life	9 years 10 months 6 days